Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Balance at January 1,	40,328	28,821	34,449
Cost incurred for dry docking	13,471	27,203	7,493
Sales of vessels (note 4)	(5,327)	(2,285)	—
Dry-dock amortization	(14,837)	(13,411)	(13,121)

Balance at December 31,	33,635	40,328	28,821

Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income

The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive (loss) income for the periods presented:

Qualifying Cash
Flow Hedging
Instruments
$
Balance as at December 31, 2012	—
Other comprehensive income	131

Balance as at December 31, 2013	131
Other comprehensive loss	(1,534)

Balance as at December 31, 2014	(1,403)